UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

Schedule of Investments as of March 31, 2007  (Unaudited)

COMMON STOCKS (96.62%)	SHARES	MARKET VALUE

CONSUMER DISCRETIONARY (13.57%)
Auto Components (0.87%)
Magna International, Inc., Class A	109,850	$8,250,834
Visteon Corp. (a)	401,500	3,428,810
		11,679,644

Hotels, Restaurants & Leisure (1.33%)
Carnival Corp.	52,675	2,468,351
Marriott International, Inc., Class A	125,600	6,149,376
McDonald’s Corp.	205,000	9,235,250
		17,852,977

Household Durables (1.90%)
Centex Corp.	153,575	6,416,364
Pulte Homes, Inc.	408,270	10,802,824
Whirlpool Corp.	98,800	8,389,108
		25,608,296

Internet & Catalog Retail (1.12%)
Amazon.Com, Inc. (a)	378,800	15,072,452

Media (3.80%)
Comcast Corp., Class A (a)	277,500	7,067,925
Liberty Global, Inc., Series C (a)	48,630	1,490,023
Liberty Media Holding Corp., Capital Series A (a)	47,804	5,286,644
News Corp.	293,300	6,781,096
Omnicom Group, Inc.	33,900	3,470,682
Time Warner, Inc.	582,000	11,477,040
The Walt Disney Co.	262,100	9,024,103
XM Satellite Radio Holdings, Inc., Class A (a)	498,600	6,441,912
Yell Group PLC	2,050	24,124
		51,063,549

Multi-line Retail (2.43%)
Dollar General Corp.	477,000	10,088,550
JC Penney Co., Inc.	113,800	9,349,808
Kohl’s Corp. (a)	108,100	8,281,541
Target Corp.	83,600	4,954,136
		32,674,035

Specialty Retail (2.12%)
AutoZone, Inc. (a)	38,675	4,955,814
GameStop Corp. (a)	98,750	3,216,287
The Gap, Inc.	475,000	8,174,750
Home Depot, Inc.	156,325	5,743,381
TJX Companies, Inc.	236,650	6,380,084
		28,470,316

CONSUMER STAPLES (4.48%)
Beverages (0.56%)
The Coca-Cola Company	158,100	7,588,800

Food & Staples Retailing (2.05%)
CVS/Caremark Corp.	73,000	2,492,220
Walgreen Co.	84,950	3,898,356
Wal-Mart Stores, Inc.	451,575	21,201,446
		27,592,022

Food Products (0.82%)
Kraft Foods, Inc.	122,050	3,864,103

Sara Lee Corp.	247,000	4,179,240
Smithfield Foods, Inc. (a)	15,800	473,210
Tyson Foods, Inc., Class A	126,050	2,446,630
		10,963,183

Household Products (1.05%)
Colgate-Palmolive Co.	80,200	5,356,558
The Procter & Gamble Co.	137,800	8,703,448
		14,060,006

ENERGY (6.82%)
Energy Equipment & Services (1.46%)
Schlumberger Ltd.	284,430	19,654,113

Oil, Gas & Consumable Fuels (5.36%)
Arch Coal, Inc.	211,000	6,475,590
BP PLC (b)	88,200	5,710,950
Cameco Corp.	102,200	4,184,068
ChevronTexaco Corp.	140,500	10,391,380
ConocoPhillips	143,000	9,774,050
Consol Energy, Inc.	266,300	10,420,319
Devon Energy Corp.	52,000	3,599,440
Exxon Mobil Corp.	148,700	11,219,415
Massey Energy Co.	426,050	10,220,939
		71,996,151

FINANCIALS (25.11%)
Capital Markets (1.97%)
The Bank of New York Co., Inc.	103,100	4,180,705
Franklin Resources, Inc.	24,100	2,912,003
Merrill Lynch & Co., Inc.	47,300	3,862,991
Morgan Stanley	197,375	15,545,255
		26,500,954

Commercial Banks (1.22%)
Comerica, Inc.	117,925	6,971,726
Commerce Bancorp, Inc.	283,010	9,446,874
Popular, Inc.	250	4,140
		16,422,740

Consumer Finance (0.92%)
American Express Co.	69,200	3,902,880
Capital One Financial Corp.	29,290	2,210,223
SLM Corp.	151,760	6,206,984
		12,320,087

Diversified Financial Services (4.51%)
Bank of America Corp.	195,000	9,948,900
Citigroup, Inc.	441,425	22,662,760
JPMorgan Chase & Co.	580,350	28,077,333
		60,688,993

Insurance (9.63%)
Allstate Corp.	182,500	10,960,950
American International Group, Inc.	297,350	19,987,867
AON Corp.	140,650	5,339,074
Fidelity National Financial, Inc.	273,839	6,574,875
First American Corp.	154,550	7,838,776
Genworth Financial, Inc., Class A	208,350	7,279,749
Hartford Financial Services Group, Inc.	53,700	5,132,646
Lincoln National Corp.	61,500	4,169,085
MetLife, Inc.	273,100	17,246,265
The Progressive Corp.	766,620	16,727,648
RenaissanceRe Holdings Ltd.	57,800	2,898,092
Torchmark Corp.	166,300	10,907,617
UnumProvident Corp.	66,575	1,533,222

XL Capital Ltd., Class A	184,075	12,877,887
		129,473,753

Real Estate Investment Trusts (0.73%)
Annaly Capital Management, Inc.	638,000	9,876,240

Thrifts & Mortgage Finance (6.13%)
Countrywide Financial Corp.	727,725	24,480,669
Fannie Mae	481,516	26,281,143
Freddie Mac	328,950	19,569,236
Hudson City Bancorp	86,050	1,177,164
IndyMac Bancorp, Inc.	102,450	3,283,522
Radian Group, Inc.	14,475	794,388
Washington Mutual, Inc.	168,650	6,810,087
		82,396,209

HEALTH CARE (12.40%)
Biotechnology (3.14%)
Amgen, Inc. (a)	17,684	988,182
Genentech, Inc. (a)	115,900	9,517,708
Genzyme Corp. (a)	114,800	6,890,296
Gilead Sciences, Inc. (a)	157,300	12,033,450
MedImmune, Inc. (a)	351,800	12,802,002
		42,231,638

Health Care Equipment & Supplies (2.36%)
Baxter International, Inc.	36,800	1,938,256
Becton Dickinson & Co.	56,600	4,351,974
Boston Scientific Corp. (a)	597,075	8,681,471
Stryker Corp.	47,600	3,156,832
Varian Medical Systems, Inc. (a)	147,900	7,053,351
Zimmer Holdings, Inc. (a)	76,305	6,517,210
		31,699,094

Health Care Providers & Services (1.98%)
AmerisourceBergen Corp.	104,625	5,518,969
Omnicare, Inc.	212,250	8,441,182
WellPoint, Inc. (a)	156,800	12,716,480
		26,676,631

Health Care Technology (0.41%)
Cerner Corp. (a)	100,600	5,477,670

Pharmaceuticals (4.51%)
Bristol-Myers Squibb Co.	363,925	10,102,558
Johnson & Johnson	179,225	10,800,098
Pfizer, Inc.	779,375	19,687,013
Teva Pharmaceutical Industries Ltd. (b)	283,000	10,592,690
Wyeth	190,000	9,505,700
		60,688,059

INDUSTRIALS (11.56%)
Aerospace & Defense (3.64%)
The Boeing Co.	55,525	4,936,728
Bombardier, Inc., Class B (a)	1,015,375	4,098,438
General Dynamics Corp.	131,400	10,038,960
Goodrich Corp.	69,100	3,557,268
Lockheed Martin Corp.	125,900	12,214,818
Precision Castparts Corp.	29,600	3,079,880
Rockwell Collins, Inc.	107,000	7,161,510
United Technologies Corp.	58,400	3,796,000
		48,883,602

Air Freight & Logistics (0.89%)
CH Robinson Worldwide, Inc.	132,142	6,309,780
Expeditors International of Washington, Inc.	137,090	5,664,559
		11,974,339

Airlines (0.02%)
Southwest Airlines Co.	15,775	231,893

Industrial Conglomerates (3.47%)
3M Co.	126,500	9,668,395
General Electric Co.	514,200	18,182,112
Tyco International Ltd.	597,000	18,835,350
		46,685,857

Machinery (2.81%)
AGCO Corp. (a)	259,100	9,578,927
Danaher Corp.	120,800	8,631,160
Deere & Co.	54,800	5,953,472
Navistar International Corp. (a)	298,925	13,675,819
		37,839,378

Road & Rail (0.73%)
CSX Corp.	85,100	3,408,255
Union Pacific Corp.	63,000	6,397,650
		9,805,905

INFORMATION TECHNOLOGY (18.58%)
Communications Equipment (3.82%)
Alcatel-Lucent (b)	901,648	10,657,479
Cisco Systems, Inc. (a)	720,800	18,402,024
Motorola, Inc.	130,725	2,309,911
QUALCOMM, Inc.	470,500	20,071,530
		51,440,944

Computers & Peripherals (2.89%)
Dell, Inc. (a)	669,875	15,547,799
EMC Corp. (a)	559,900	7,754,615
Network Appliance, Inc. (a)	425,615	15,543,460
		38,845,874

Electronic Equipment & Instruments (1.32%)
AU Optronics Corp. (b)	524,078	7,494,315
Celestica, Inc. (a)	328,775	2,015,391
Vishay Intertechnology, Inc. (a)	590,000	8,248,200
		17,757,906

Internet Software & Services (2.25%)
eBay, Inc. (a)	324,800	10,767,120
Google, Inc., Class A (a)	35,700	16,356,312
VeriSign, Inc. (a)	23,425	588,436
Yahoo!, Inc. (a)	79,770	2,496,003
		30,207,871

IT Services (3.06%)
Accenture Ltd.	137,600	5,303,104
Affiliated Computer Services, Inc. (a)	131,375	7,735,360
BearingPoint, Inc. (a)	516,480	3,956,237
Computer Sciences Corp. (a)	50,950	2,656,023
Fidelity National Information Services, Inc.	32,775	1,489,952
First Data Corp.	446,000	11,997,400
The Western Union Co.	365,000	8,011,750
		41,149,826

Semiconductors & Semiconductor Equipment (1.20%)
Analog Devices, Inc.	69,800	2,407,402
Intel Corp.	385,000	7,365,050
International Rectifier Corp. (a)	102,703	3,924,282
Novellus Systems, Inc. (a)	74,800	2,395,096
		16,091,830

Software (4.04%)
Autodesk, Inc. (a)	244,560	9,195,456
CA, Inc.	330,675	8,567,789
Microsoft Corp.	632,875	17,638,226
Oracle Corp. (a)	416,575	7,552,505
Salesforce.com, Inc. (a)	223,250	9,559,565
Symantec Corp. (a)	102,200	1,768,060
		54,281,601

MATERIALS (0.56%)
Chemicals (0.54%)
Cytec Industries, Inc.	32,975	1,854,514
Praxair, Inc.	84,700	5,332,712
		7,187,226

Paper & Forest Products (0.02%)
Louisiana-Pacific Corp.	15,325	307,419

TELECOMMUNICATION SERVICES (1.28%)
Wireless Telecommunication Services (1.28%)
America Movil SA de CV (b)	218,700	10,451,673
China Mobile Ltd. (b)	51,800	2,323,230
Sprint Nextel Corp.	233,400	4,425,264
		17,200,167
UTILITIES (2.26%)
Electric Utilities (1.51%)
Reliant Energy, Inc. (a)	998,725	20,294,092

Multi-Utilities (0.75%)
Sempra Energy	78,675	4,799,962
Wisconsin Energy Corp., Series C	110,200	5,346,904
		10,146,866

TOTAL COMMON STOCKS (Cost $1,168,585,451)		1,299,060,208

PREFERRED STOCKS (0.03%)	SHARES	MARKET VALUE

CONSUMER DISCRETIONARY (0.03%)
Automobiles (0.03%)
General Motors Corp., Series C (Cost $349,505)	19,550	443,785

	PAR
SHORT TERM INVESTMENTS (3.35%)	VALUE	MARKET VALUE
REPURCHASE AGREEMENT (3.35%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/30/2007, due 04/02/2007 at 4.95%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $45,974,912 (repurchase proceeds of $45,072,585) (Cost $45,054,000)	$45,054,000	$45,054,000

TOTAL INVESTMENTS (100.00%) (Cost $1,213,988,956) (c)		1,344,557,993

LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%)		(60,712)
NET ASSETS (100.00%)		$1,344,497,281
NET ASSET VALUE PER SHARE (156,669,818 SHARES OUTSTANDING)		$8.58

Notes to Schedule of Investments:

(a)          Non-Income producing security

(b)         ADR - American Depository Receipt

(c)          Cost of investments for federal income tax purposes is $1,225,433,807

Gross unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation:	$174,403,815
Gross unrealized depreciation:	(55,279,629)
Net unrealized appreciation:	$119,124,186

Notes to Statement of Investments

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of longterm capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	May 30, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	May 30, 2007